UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549

                           Form 13F

                     Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [X]; Amendment Number:

This Amendment (Check only one.): [X]  is a restatement.
                                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:     Hovde Capital Advisors LLC
Address:  1826 Jefferson Place, NW
          Washington, D.C. 20036

Form 13F File Number:  28-10714

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard J. Perry, Jr.
Title:    Managing Member
Phone:    (202) 822-8117

Signature, Place, and Date of Signing:

/s/ Richard J. Perry, Jr.  Washington, D.C.   November 21, 2005
-------------------------  ----------------   ----------------
Richard J. Perry, Jr.      [City, State]      [Date]

Report Type  (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                     FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	50

Form 13F Information Table Value Total:	$335,306 (thousands)



List of Other Included Managers:   NONE



Provide a numbered list of the name(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                 FORM 13F INFORMATION TABLE

Name of Issuer		       Title of CUSIP	 Value of Shares Held	Shrs or  Sh/Put/  Investment Other    Voting   Authority
				  Class		 ( in 1,000s of $'s)	Prn Amt. Prn Call Discretion Managers Sole   Shared None
ALLSTATE CORP       		    COM	020002101   15,374		278,066	 Sh	  Sole		      	     22,431 255,635
AMCORE FINL INC 		    COM	023912108   5,304		169,930	 Sh	  Sole		             14,349 155,581
AMERICREDIT CORP    		    COM	03060R101   10,869		455,340	 Sh	  Sole		             37,190 418,150
AMSOUTH BANCOPORATION 		    COM	032165102   6,277		248,481	 Sh	  Sole		             20,034 228,447
ASSURANT INC			    COM	04621X108   18,603		488,789	 Sh	  Sole		             39,770 449,019
ATLANTIC BANCGROUP INC 	    	    COM	048221105   1,411		55,234	 Sh	  Sole				    55,234
BANKFINANCIALCORP		    COM	06643P104   13,172		927,578	 Sh	  Sole		             75,083 852,495
BEAR STEARNS USD1		    COM	073902108   8,347		76,055	 Sh	  Sole		      	     6,159  69,896
BROOKLYN FEDERAL BANCORP INC 	    COM	114039100   2,130		182,211	 Sh	  Sole		             14,910 167,301
CENTRAL FLA ST BK BELLEVIEW FLA	    COM	153479100   597			36,200	 Sh	  Sole				    36,200
CHEVIOT FINL			    COM	166774109   121			10,788	 Sh	  Sole		             870    9,918
CIT GROUP INC			    COM	125581108   10,244		226,747	 Sh	  Sole		      	     18,326 208,421
COLONIAL BANCGROUP INC 	 	    COM	195493309   7,282		325,093	 Sh	  Sole		      	     27,025 298,068
COMERICA INC			    COM	200340107   7,065		119,955	 Sh	  Sole		      	     9,720  110,235
COMMONWEALTH BANKSHARES INC	    COM	202736104   733			31,447	 Sh	  Sole				    31,447
COMMUNITY BANCORP INC  	    	    COM	20342P109   5,730		180,353	 Sh	  Sole				    180,353
COMMUNITY WEST BANCSHARS	    COM	204157101   1,679		135,936	 Sh	  Sole		      	     15,245 120,691
DCB FINANCIAL CORP  		    COM	233075100   2,773		103,846	 Sh	  Sole		      	     8,945  94,901
EAGLE BANCORP INC MD		    COM	268948106   363			15,157	 Sh	  Sole				    15,157
ENCORE CAPITAL GROUPINC		    COM	292554102   6,568		368,159	 Sh	  Sole		     	     29,756 338,403
EPLUS INC           		    COM	294268107   10,500		806,424	 Sh	  Sole		      	     65,448 740,976
EVERGREENBANCORP INC		    COM	300349107   368			25,923	 Sh	  Sole				    25,923
FIRST LONG ISLAND   CORP	    COM	320734106   4,713		105,895	 Sh	  Sole		      	     8,529  97,366
FIRST OAK BROOK BANCSHARES INC	    COM	335847208   6,938		229,042	 Sh	  Sole		      	     18,540 210,502
FOOTHILL INDPT BANCORP	 	    COM	344905104   911			43,127	 Sh	  Sole		      	     4,602  38,525
FREDDIE MAC USD 0.21 		    COM	313400301   7,977		141,280	 Sh	  Sole		      	     12,122 129,158
GOLD BANC CORP INC 		    COM	379907108   3,619		242,900	 Sh	  Sole		      	     21,180 221,720
GREAT WOLF RESRT		    COM	391523107   9,969		964,149	 Sh	  Sole		      	     78,243 885,906
INVESTORS FINL SVCS CORP 	    COM	461915100   6,111		185,749	 Sh	  Sole		      	     15,060 170,689
JACKSONVILLE BNC		    COM	469249106   1,221		43,177	 Sh	  Sole				    43,177
KEYCORP NEW         		    COM	493267108   8,559		265,395	 Sh	  Sole		      	     21,355 244,040
KNIGHT CAPITAL GROUP INC   	    COM	499005106   5,352		644,041	 Sh	  Sole		             52,420 591,621
MB FINANCIAL INC		    COM	55264U108   1,622		41,603	 Sh	  Sole				    41,603
MBNA CORP           		    COM	55262L100   18,397		746,628	 Sh	  Sole				    746,628
MERCHANTS & MFRS BANCORPORATION INC COM	588327106   1,494		39,050	 Sh	  Sole				    39,050
MERRILL LYNCH & CO INC USD1.333     COM	590188108   11,363		185,217	 Sh	  Sole		      	     15,022 170,195
METLIFE INC         		    COM	59156R108   13,709		275,122	 Sh	  Sole		             22,268 252,854
NATIONAL ATLANTC		    COM	63253Y107   9,572		825,165	 Sh	  Sole		             66,523 758,642
NATIONAL MERCANTILE BANCORP 	    COM	636912206   3,904		251,706	 Sh	  Sole				    251,706
NEW CENTURY FINANCIAL CORP	    COM	6435EV108   10,818		298,250	 Sh	  Sole		      	     24,100 274,150
OCEAN SHORE HLDG CO		    COM	67501P107   557			49,755	 Sh	  Sole		             4,010  45,745
OLD REP INTL CORP   		    COM	680223104   8,750		328,073	 Sh	  Sole		      	     26,565 301,508
PARTNERRE LTD			    COM	10695988    9,687		151,242	 Sh	  Sole		      	     12,192 139,050
PRUDENTIAL FINANCIAL INC	    COM	744320102   13,337		197,408	 Sh	  Sole		      	     15,964 181,444
REINSURANCE GROUP AMER INC	    COM	759351109   13,512		302,291	 Sh	  Sole		      	     24,445 277,846
SCOTTISH RE GROUP LTD		    COM	13392862    8,378		351,411	 Sh	  Sole		      	     28,478 322,933
SERVICE BANCORP INC 		    COM	81756X103   2,267		82,450	 Sh	  Sole				    82,450
SOUTHWEST SECURITIESGP INC 	    COM	78503N107   6,784		413,681	 Sh	  Sole		             33,349 380,332
STANCORP FINANCIAL GROUP INC	    COM	852891100   6,145		72,982	 Sh	  Sole		             5,905  67,077
THE ST JOE COMPANY 		    COM	790148100   2,904		46,500	 Sh	  Sole		             3,986  42,514
WACHOVIA BANCSHARES		    COM	929903102   1,226		25,770	 Sh	  Sole		             25,770 0
		TOTAL				    335,306

